Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 18, 2021
Registrant Name	Pacific Select Fund
Entity Central Index Key	0000813900
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 19, 2021
Document Effective Date	Oct. 19, 2021
Prospectus Date	Oct. 19, 2021